Advances for drillships under construction and related costs	6 Months Ended
Jun. 30, 2014
Advances For Drillships Under Construction And Related Costs [Abstract]
Advances for drillships under construction and related costs

5. Advances for drillships under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2013.

The movement of the account during the six month period ended June 30, 2014 was as follows:

Balance, December 31, 2013	$662,313
Advances for drillships under construction and related costs	631,201
Drillships delivered	(731,636)
Balance, June 30, 2014	$561,878

The Ocean Rig Apollo and the Ocean Rig Santorini, for which the Company has paid $235,656 and $127,000, respectively, to the yard, are scheduled to be delivered in January 2015 and June 2016, respectively.

On April 8, 2014, two contracts between Drillship Crete Owners Inc. and Drillship Amorgos Owners Inc., two wholly owned subsidiaries of the Company and Samsung Heavy Industries Co., Ltd (“Samsung”) became effective, for the construction of two 7th generation new integrated design drillships at Samsung and paid $76,600 as first installment to the yard for each of the new drillships. The drillships are scheduled to be delivered to the Company in February 2017 and June 2017, respectively. The total project cost is approximately $685,000 per drillship.